Accounts Receivable	9 Months Ended
Sep. 30, 2011
Accounts Receivable
Accounts Receivable

Note 3 - Accounts Receivable

Accounts receivable are stated at original invoice amount less allowance for doubtful receivables based on management's periodic review of aging of outstanding balances and customer credit history. Allowance for doubtful accounts amounted to $146,317 and $141,830 as of September 30, 2011 and December 31, 2010, respectively.